Revenue Recognition - Accounts Receivable (Details) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Disaggregation of Revenue [Line Items]
Allowance for doubtful accounts	$ (21)	$ (17)
Total accounts receivable, net	990	1,247
Oil, natural gas and NGL sales
Disaggregation of Revenue [Line Items]
Accounts receivable, gross	737	976
Joint interest billings
Disaggregation of Revenue [Line Items]
Accounts receivable, gross	200	211
Other
Disaggregation of Revenue [Line Items]
Accounts receivable, gross	$ 74	$ 77